MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2001

DEAR SHAREHOLDER:

The U.S. economy lost much of its momentum during the 12-month period ended October 31, 2001. The slowdown was initially due to an inventory correction, especially in the telecommunications and technology sectors. Consequently, manufacturing was particularly weak. Consumer spending also slowed as consumer confidence softened. Toward the end of the summer, the economy began to evidence some improvement. However, the attacks of September 11 and subsequent events constituted a further shock to the economy. By the end of the period, an already faltering economy appeared to have tipped into recession.

As the extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of easing moves. Beginning with two 50-basis-point cuts in January, the Fed reduced the federal funds rate by a cumulative 400 basis points during the period, to 2.50 percent. (On November 6, the Fed made another 50-basis-point cut, bringing the rate to 2.00 percent).

Unfortunately, the post-September domestic situation is somewhat unprecedented, making it difficult to forecast the degree of additional slowdown or the timing of an eventual recovery. However, between the Federal Reserve's monetary stimulus and the combination of fiscal tax relief and spending increases, we are optimistic that the economy will improve. It is noteworthy that both the Fed's monetary stimulus and the fiscal tax relief started well before the September attacks, thus providing the economy with an underpinning when the September shock occurred. Furthermore, the subsequent monetary and fiscal policy responses suggest that there will be a strong basis for an eventual recovery.

Against this backdrop, U.S. interest rates dropped sharply. The yield on 10-year U.S. Treasury notes fell by 157 basis points from 5.80 percent to 4.23 percent at the end of October. Short-term rates dropped even more, with yields on two-year notes falling by 356 basis points, from 5.98 percent to 2.42 percent. Yields on mortgage-backed securities fell somewhat less dramatically, as often is the case when Treasury yields are in a sharp descent.

GLOBAL BOND MARKET OVERVIEW

To some extent, the economic weakness affecting the United States has become a global phenomenon. Even before the September attacks, the weakness of non-U.S. economies typically tracked that of the U.S. economy but was less pronounced. The September attacks had the most noticeable effect on the U.S. economy. Consequently, non-U.S. central banks have cut short-term interest rates and government bond yields have fallen, but not as sharply as in the United States. During the 12-month period ended October 31, 2001, 10-year German, Canadian and Australian yields fell between 90 to 100 basis points, while yields on 10-year Treasuries fell by 157 basis points. With the benefit of global monetary easing and prospective U.S. fiscal stimulus, most observers believe that any further weakening of the global economy will be limited.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2001 CONTINUED

Currency exchange rates had mixed effects on the performance of global fixed-income investments. While the euro and other European currencies rose by nearly 6.27 percent relative to the U.S. dollar, the Canadian and Australian dollars fell by approximately 4.25 percent and 3 percent, respectively. Many other currencies, such as the British pound posted more modest gains or losses. The net effect for dollar-based investors was moderately positive.

HIGH-YIELD MARKET OVERVIEW

The high-yield market was quite volatile during the 12-month period ended October 31, 2001. November 2000 and September 2001 were particularly difficult. The market's decline was caused by a stream of negative corporate developments in industries related to the telecommunications sector, a declining equity market, a large new-issue calendar in the spring and a continued high default rate. Many high-yield issuers, especially within or dependent upon the telecommunications sector, announced poor earnings and lower revenues, which pushed the high-yield market lower throughout most of the past 12 months.

The terrorist attacks of September 11 and subsequent events constituted an additional shock to an already soft economy and the high-yield market. Liquidity worsened on both the buy and sell sides as dealers resisted putting their capital at risk. The industries that experienced the largest sell-off within the high-yield market in September included airlines, insurance, lodging and telecommunications-related and cable sectors. As was the case throughout the fiscal year, lower-rated high-yield bonds tended to underperform higher-quality issues as investors continued to shy away from that portion of the market.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended October 31, 2001, Morgan Stanley Diversified Income Trust's Class B shares posted a total return of -5.37 percent, compared with 14.25 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index. For the same period, the Trust's Class A, C and D shares returned -4.62 percent, -5.38 percent and -4.56 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's negative return can be attributed primarily to the poor performance of its high-yield component. The Fund's holdings in the B-rated sector of the high-yield market, in particular, significantly underperformed securities at the higher-quality end of the fixed-income market.

The past three years have been one of the most difficult periods for the high-yield market. As a result of substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields correspondingly rise over this period. The Fund's core position in the B-rated sector was adversely affected. The Fund's holdings in the fixed-line communications industry and to a lesser extent in wireless communications industry were the major reasons for the Fund's disappointing performance. Fixed-line

MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2001 CONTINUED

telecom was the worst-performing industry within the telecommunications sector during the past 12 months. This industry experienced a high default rate and many ratings downgrades, which led investors to sell the sector and pushed prices down for most telecom-related bonds. The Fund's management team has been working to reposition the high-yield portion of the Fund's portfolio. We believe this strategy should better enable the Fund's high-yield investments to provide competitive long-term returns with less overall performance volatility.

The Fund's non-high-yield segments benefited from declines in U.S. and global interest rates. At the end of October, the U.S. government and mortgage-backed portion remained approximately 41 percent invested in mortgage-backed securities issued by U.S. agencies, with the remainder split between U.S. Treasury securities and U.S. agency issues. The effective duration for this portion of the Fund was 4.63 years at the end of the period. At the end of the fiscal year, approximately 81 percent of the Fund's global component was allocated to non-U.S. securities. The effective duration for this portion of the Fund was 5.13 years at the end of the period.

LOOKING AHEAD

While it is too early to be sure when the economy will return to the growth track, we believe that economic growth will remain subdued for the immediate future, with inflation staying at acceptable levels. We expect the economy to improve, probably toward the middle of next year. Such a scenario would not necessarily be conducive to Treasury security yields remaining at their recent lows. It could, however, be relatively advantageous for government agency mortgage-backed securities, which constitute a significant portion of the Fund's portfolio.

With respect to the high-yield portion of the Fund, we believe that prices and wide spreads in the high-yield market are currently at levels that would be consistent with a more prolonged economic downturn and higher default rates than is likely to occur. In our view, recent stimulative monetary and fiscal policy initiatives may lead to more-normal economic conditions in 2002. We believe that the high-yield market would benefit from an improvement in the economy.

We appreciate your ongoing support of Morgan Stanley Diversified Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
Chairman of the Board                        President

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FUND PERFORMANCE o OCTOBER 31, 2001

    Date                  Fund      Lehman (4)
April 9, 1992           $10.000       $10.000
April 30, 1992          $10.000       $10.000
July 31, 1992           $10.328       $10.510
October 31, 1992        $10.373       $10.620
January 31, 1993        $10.739       $10.930
April 30, 1993          $11.060       $11.236
July  31, 1993          $11.277       $11.415
October 31, 1993        $11.410       $11.675
January 31, 1994        $11.712       $11.793
April 30, 1994          $11.343       $11.349
July 31, 1994           $11.378       $11.522
October 31, 1994        $11.332       $11.450
January 31, 1995        $11.455       $11.631
April 30, 1995          $11.952       $12.087
July 31, 1995           $12.420       $12.538
October 31, 1995        $12.551       $12.886
January 31, 1996        $12.932       $13.306
April 30, 1996          $13.093       $13.036
July 31, 1996           $13.352       $13.203
October 31, 1996        $13.742       $13.635
January 31, 1997        $13.783       $13.779
April 30, 1997          $13.738       $13.871
July 31, 1997           $14.322       $14.401
October 31, 1997        $14.629       $14.656
January 31, 1998        $14.872       $15.000
April 30, 1998          $15.007       $15.112
July 31, 1998           $15.177       $15.374
October 31, 1998        $14.955       $15.992
January 31, 1999        $15.114       $16.143
April 30, 1999          $15.022       $16.074
July 31, 1999           $14.893       $15.947
October 31, 1999        $14.635       $16.150
January 31, 2000        $14.516       $16.058
April 30, 2000          $14.438       $16.322
July 31, 2000           $14.306       $16.763
October 31, 2000        $13.575       $17.193
January 31, 2001        $13.579       $18.039
April 30, 2001          $12.867       $18.301
July 31, 2001           $12.815       $18.856
October 31, 2001        $12.846(3)    $19.643

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    Class A Shares*
--------------------------------------------------------
Period Ended 10/31/01
---------------------
1 Year                        (4.62)%(1)   (8.67)%(2)
Since Inception (7/28/97)     (1.79)%(1)   (2.79)%(2)

                    Class B Shares**
-------------------------------------------------------
Period Ended 10/31/01
---------------------
1 Year                        (5.37)%(1)   (9.74)%(2)
5 Years                       (1.34)%(1)   (1.60)%(2)
Since Inception (4/9/92)       2.65 %(1)    2.65 %(2)

                    Class C Shares+
--------------------------------------------------------
Period Ended 10/31/01
---------------------
1 Year                        (5.38)%(1)   (6.26)%(2)
Since Inception (7/28/97)     (2.43)%(1)   (2.43)%(2)

                    Class D Shares++
--------------------------------------------------------
Period Ended 10/31/01
---------------------
1 Year                        (4.56)%(1)
Since Inception (7/28/97)     (1.56)%(1)


------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2001.
(4) The Lehman Brothers Intermediate U.S. Government/Credit Index (formerly Lehman Brothers Intermediate Government/Corporate Index) tracks the performance of U.S. government corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001


   PRINCIPAL
   AMOUNT IN                                                                    COUPON     MATURITY
   THOUSANDS                                                                     RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                GOVERNMENT & CORPORATE BONDS (94.9%)
                FOREIGN (33.3%)
                AUSTRALIA (0.4%)
                CABLE/SATELLITE TV (0.0%)
 $      12,468  Australis Holdings Property Ltd. (a) (c) .................. 15.00 %       11/01/02    $      1,247
            90  Australis Media Ltd. (a) (c) .............................. 15.75         05/15/03               9
         4,700  Australis Media Ltd. (Units)|P^(a) (c) .................... 15.75         05/15/03          47,000
                                                                                                      ------------
                                                                                                            48,256
                                                                                                      ------------
                GOVERNMENT OBLIGATION (0.4%)
  AUD    3,925  Australian Government Bond ................................  9.00         09/15/04       2,229,526
                                                                                                      ------------
                TOTAL AUSTRALIA ..................................................................       2,277,782
                                                                                                      ------------
                BELGIUM (1.9%)
                Government Obligations
  EUR    4,250  Belgium (Kingdom of) ......................................  8.50         10/01/07       4,679,945
         5,000  Belgium (Kingdom of) ......................................  5.75         03/28/08       4,874,047
                                                                                                      ------------
                TOTAL BELGIUM ....................................................................       9,553,992
                                                                                                      ------------
                BRUNEI (0.1%)
                Specialty Telecommunications
 $         245  Global Crossing Holdings Ltd. .............................  9.50         11/15/09          40,425
         2,000  Global Crossing Holdings Ltd. .............................  8.70         08/01/07         310,000
                                                                                                      ------------
                TOTAL BRUNEI .....................................................................         350,425
                                                                                                      ------------
                CANADA (3.3%)
                Airlines (0.1%)
         1,405  Air Canada Corp. .......................................... 10.25         03/15/11         576,050
                                                                                                      ------------
                Consumer/Business Services (0.2%)
         1,070  MDC Communication Corp. ................................... 10.50         12/01/06         781,100
                                                                                                      ------------
                Electronics/Appliances (0.0%)
        12,061  International Semi-Tech Microelectronics, Inc. (a) (c) .... 11.50         08/15/03          60,305
                                                                                                      ------------
                Government Obligations (2.7%)
  CAD   16,000  Canada Government Bond ....................................  5.50         06/01/09      10,569,331
         4,550  Canada Government Bond ....................................  7.25         06/01/07       3,275,576
                                                                                                      ------------
                                                                                                        13,844,907
                                                                                                      ------------
                Services to the Health Industry (0.2%)
 $         740  Omnicare Inc. .............................................  8.125        03/15/11         777,000
                                                                                                      ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                      COUPON      MATURITY
   THOUSANDS                                                       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------
                Specialty Telecommunications (0.1%)
 $       3,520  GT Group Telecom Inc. ...................... 13.25++%        02/01/10    $    651,200
         1,300  Worldwide Fiber Inc. (a) (c) ............... 12.00           08/01/09           3,250
                                                                                         ------------
                                                                                              654,450
                                                                                         ------------
                TOTAL CANADA ........................................................      16,693,812
                                                                                         ------------
                CAYMAN ISLANDS (0.1%)
                Industrial Conglomerates
           615  Hutchison Whampoa Finance - 144A* ..........  7.50           08/01/27         581,554
                                                                                         ------------
                DENMARK (2.2%)
                Cable/Satellite TV (0.3%)
         2,375  Callahan Nordrhein-Westfalen ............... 14.00           07/15/10       1,567,500
                                                                                         ------------
                Government Obligation (0.7%)
  DKK   25,000  Denmark (Kingdom of) .......................  6.00           11/15/09       3,321,073
                                                                                         ------------
                Finance/Rental/Leasing (1.2%)
        23,953  Realkredit Denmark .........................  6.00           10/01/29       2,876,307
        28,870  Unikredit Realkredit .......................  5.00           10/01/29       3,343,783
                                                                                         ------------
                                                                                            6,220,090
                                                                                         ------------
                TOTAL DENMARK .......................................................      11,108,663
                                                                                         ------------
                FINLAND (1.1%)
                Government Obligation
  GBP    3,500  Finland (Republic of) ......................  8.00           04/07/03       5,331,705
                                                                                         ------------
                FRANCE (3.5%)
                Major Telecommunications (0.1%)
  EUR      540  France Telecom .............................  6.75           03/14/08         514,531
                                                                                         ------------
                Government Obligations (3.4%)
         1,310  France (Republic of) .......................  8.50           10/25/19       1,660,195
         3,990  France (Republic of) .......................  5.25           04/25/08       3,818,340
        12,600  France (Republic of) .......................  4.50           07/12/03      11,591,533
                                                                                         ------------
                                                                                           17,070,068
                                                                                         ------------
                TOTAL FRANCE ........................................................      17,584,599
                                                                                         ------------
                GERMANY (6.4%)
                Government Obligations (5.3%)
        25,370  Deutscheland Republic ......................  6.25           01/04/24      26,370,961
                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                         COUPON     MATURITY
   THOUSANDS                                                          RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------
                Major Banks (1.1%)
  EUR    5,800  DePfa Deutsche Pfandbriefbank AG ................   5.50 %     01/15/10    $  5,528,170
                                                                                           ------------
                TOTAL GERMANY .........................................................      31,899,131
                                                                                           ------------
                GREECE (1.6%)
                Government Obligations
         2,935  Hellenic Republic ...............................   8.70       04/08/05       3,063,034
         4,842  Hellenic Republic ...............................   6.30       01/29/09       4,805,489
                                                                                           ------------
                TOTAL GREECE ..........................................................       7,868,523
                                                                                           ------------
                LUXEMBOURG (0.4%)
                Industrial Conglomerates
 $       2,105  Tyco International Group S.A. ...................   6.375      10/15/11       2,138,137
                                                                                           ------------
                MEXICO (0.1%)
                Foreign Government Obligation
           465  United Mexican States Corp. .....................   8.375      01/14/11         476,858
                                                                                           ------------
                NETHERLANDS (4.7%)
                Cable/Satellite TV (0.1%)
         1,620  United Pan-Europe Communications NV .............  10.875      08/01/09         243,000
                                                                                           ------------
                Government Obligation (4.1%)
  EUR   22,650  Netherlands (Kingdom of) (b) ....................   5.75       09/15/02      20,806,562
                                                                                           ------------
                Major Telecommunications (0.3%)
 $         700  Deutsche Telekom International Finance ..........   8.00       06/15/10         775,897
  EUR    1,050  Tecnost International ...........................   6.125      07/30/09         909,223
                                                                                           ------------
                                                                                              1,685,120
                                                                                           ------------
                Other Transportation (0.1%)
           650  Fixed Link Holding Finance ......................   5.75       02/02/09         614,484
                                                                                           ------------
                Specialty Telecommunications (0.1%)
 $       1,300  Versatel Telecom International NV ...............  13.25       05/15/08         448,500
                                                                                           ------------
                TOTAL NETHERLANDS .....................................................      23,797,666
                                                                                           ------------
                NORWAY (3.8%)
                Government Obligations
  NOK  131,960  Norwegian Government (b) ........................   9.50       10/31/02      15,285,813
         5,000  Norwegian Government ............................   5.75       11/30/04         561,523
        30,000  Norwegian Government ............................   6.75       01/15/07       3,516,271
                                                                                           ------------
                Total Norway ..........................................................      19,363,607
                                                                                           ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                         COUPON      MATURITY
   THOUSANDS                                                          RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------
                QATAR (0.1%)
                Gas Distributors
 $         545  Ras Laffan Liquid Natural Gas - 144A* ..........     8.294%     03/15/14    $    580,425
                                                                                            ------------
                SWEDEN (1.9%)
                Government Obligation (1.7%)
  SEK   92,900  Swedish Government Bond ........................     5.50       04/12/02       8,778,454
                                                                                            ------------
                Miscellaneous Commercial Services (0.2%)
  EUR    1,000  Securitas AB ...................................     6.125      03/14/08         938,591
                                                                                            ------------
                TOTAL SWEDEN ...........................................................       9,717,045
                                                                                            ------------
                UNITED KINGDOM (1.7%)
                Advertising/Marketing Services (0.2%)
  EUR      950  WPP Group PLC ..................................     6.00       06/18/08         828,855
                                                                                            ------------
                Aerospace & Defense (0.0%)
           275  Rolls-Royce PLC ................................     6.375      06/14/07         239,617
                                                                                            ------------
                Cable/Satellite TV (0.7%)
 $       1,250  British Sky Broadcasting Group PLC .............     6.875      02/23/09       1,195,238
           850  British Sky Broadcasting Group PLC .............     8.20       07/15/09         875,814
           965  Ono Finance PLC ................................    14.00       02/15/11         694,800
         1,270  Telewest Communication PLC .....................     9.875      02/01/10         958,850
                                                                                            ------------
                                                                                               3,724,702
                                                                                            ------------
                Cellular Telephone (0.0%)
         2,000  Dolphin Telecom PLC (a) ........................    11.50++     06/01/08          20,000
         3,500  Dolphin Telecom PLC (a) ........................    14.00++     05/15/09          35,000
                                                                                            ------------
                                                                                                  55,000
                                                                                            ------------
                Chemicals: Specialty (0.1%)
           330  Acetex Corp. - 144A* ...........................    10.875      08/01/09         305,250
                                                                                            ------------
                Major Banks (0.2%)
  GBP      500  Union Bank of Switzerland London ...............     8.00       01/08/07         812,592
                                                                                            ------------
                Miscellaneous Manufacturing (0.1%)
  EUR      325  FKI PLC ........................................     6.625      02/22/10         305,376
                                                                                            ------------
                Real Estate Development (0.1%)
           800  Hammerson PLC ..................................     6.250      06/20/08         734,233
                                                                                            ------------
                Specialty Telecommunications (0.0%)
 $       1,200  Esprit Telecom Group PLC (c) ...................    11.50       12/15/07           3,000

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                            COUPON     MATURITY
   THOUSANDS                                                             RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------
 $       3,600  Esprit Telecom Group PLC (c) ....................... 10.875%      06/15/08    $      9,000
                                                                                              ------------
                                                                                                    12,000
                                                                                              ------------
                Tobacco (0.2%)
  EUR    1,000  Bat International Finance PLC ......................  4.875       02/25/09         865,159
                                                                                              ------------
                Telecommunications (0.1%)
 $         625  British Telecom PLC ................................  8.875       12/15/30         747,206
                                                                                              ------------
                TOTAL UNITED KINGDOM .....................................................       8,629,990
                                                                                              ------------
                TOTAL FOREIGN (Cost $204,354,827).........................................     167,953,914
                                                                                              ------------
                UNITED STATES (61.6%)
                CORPORATE BONDS (21.7%)
                Advertising/Marketing Services (0.2%)
         1,155  Interep National Radio Sales Inc. .................. 10.00        07/01/08         785,400
                                                                                              ------------
                Aerospace & Defense (0.3%)
         1,300  Loral Space & Communications Ltd. ..................  9.50        01/15/06         702,000
           750  Raytheon Co. .......................................  8.20        03/01/06         830,681
                                                                                              ------------
                                                                                                 1,532,681
                                                                                              ------------
                Alternative Power Generation (0.4%)
         1,770  Calpine Corp. ......................................  8.50        02/15/11       1,781,119
                                                                                              ------------
                Auto Parts: O.E.M (0.2%)
           735  Dana Corp. - 144A* .................................  9.00        08/15/11         641,285
           950  Hayes Lemmerz International, Inc. ..................  8.25        12/15/08          19,000
           850  Hayes Wheels International, Inc. ...................  9.125       07/15/07          19,125
           285  TRW Inc. ...........................................  7.625       03/15/06         299,182
                                                                                              ------------
                                                                                                   978,592
                                                                                              ------------
                Broadcast/Media (0.2%)
         1,800  Tri-State Outdoor Media Group, Inc. ................ 11.00        05/15/08       1,260,000
                                                                                              ------------
                Broadcasting (0.5%)
  EUR      500  Clear Channel Communications, Inc. .................  6.50        07/07/05         472,148
 $         490  Radio One Inc. - 144A* .............................  8.875       07/01/11         510,825
           850  Salem Communication Holdings Corp. - 144A* .........  9.00        07/01/11         892,500
           525  XM Satellite Radio Holdings Inc. ................... 14.00        03/15/10         262,500
           730  Young Broadcasting Inc. ............................ 10.00        03/01/11         613,200
                                                                                              ------------
                                                                                                 2,751,173
                                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                                   COUPON      MATURITY
   THOUSANDS                                                                    RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                Cable/Satellite TV (1.3%)
 $      1,750   Adelphia Communications Corp. (Series B) ................       10.50 %   07/15/04    $  1,723,750
          850   Adelphia Communications Corp. (Series B) ................        7.75     01/15/09         720,375
        2,995   Charter Communications, Inc. ............................       11.75++   05/15/11       1,804,488
          930   CSC Holdings Inc. .......................................        7.625    04/01/11         940,250
        3,000   Knology Holdings Inc. ...................................       11.875++  10/15/07       1,110,000
                                                                                                      ------------
                                                                                                         6,298,863
                                                                                                      ------------
                Casino/Gambling (0.5%)
        6,500   Aladdin Gaming Holdings/Capital Corp. LLC (Series B) ....       13.50++   03/01/10         243,750
          315   Harrah's Operating Co., Inc. ............................        8.00     02/01/11         324,605
        3,904   Resort At Summer/Ras Co. (Series B) (c) .................       13.00     12/15/07              39
          430   Station Casinos, Inc. ...................................        8.375    02/15/08         431,075
        1,410   Station Casinos, Inc. ...................................        9.875    07/01/10       1,346,550
                                                                                                      ------------
                                                                                                         2,346,019
                                                                                                      ------------
                Cellular Telephone (0.8%)
          600   Dobson/Sygnet Communications ............................       12.25     12/15/08         654,000
        7,090   McCaw International Ltd. ................................       13.00++   04/15/07         460,850
        1,325   Nextel Communications, Inc. .............................       10.65++   09/15/07         874,500
          935   Tritel PCS Inc. .........................................       12.75++   05/15/09         812,281
        1,325   Triton Communications LLC ...............................       11.00++   05/01/08       1,205,750
                                                                                                      ------------
                                                                                                         4,007,381
                                                                                                      ------------
                Chemicals: Major Diversified (0.1%)
          265   Equistar Chemical - 144A* ...............................       10.125    09/01/08         245,125
                                                                                                      ------------
                Chemicals: Specialty (0.1%)
          335   ISP Holdings Inc. .......................................        9.00     10/15/03         331,650
          260   Millennium America Inc. .................................        9.25     06/15/08         243,100
                                                                                                      ------------
                                                                                                           574,750
                                                                                                      ------------
                Commercial Printing/Forms (0.2%)
        2,700   Premier Graphics Inc. (a) (c) ...........................       11.50     12/01/05          84,375
          950   Quebecor Media Inc. .....................................       11.125    07/15/11         992,750
                                                                                                      ------------
                                                                                                         1,077,125
                                                                                                      ------------
                Consumer/Business Services (0.7%)
        1,200   Anacomp, Inc. (Series B) (a) (c) ........................       10.875    04/01/04         204,000
        1,100   Anacomp, Inc. (Series D) (a) (c) ........................       10.875    04/01/04         187,000

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                              COUPON      MATURITY
   THOUSANDS                                                               RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------------
 $       2,640  Comforce Operating, Inc. ...........................       12.00 %   12/01/07    $  1,980,000
         1,035  Muzak LLC ..........................................        9.875    03/15/09         891,394
                                                                                                 ------------
                                                                                                    3,262,394
                                                                                                 ------------
                Containers/Packaging (0.3%)
         2,275  Owens-Illinois, Inc. ...............................        7.80     05/15/18       1,717,625
                                                                                                 ------------
                Diversified Manufacturing (0.4%)
         2,000  Eagle-Picher Industries, Inc. ......................        9.375    03/01/08         970,000
         2,588  Jordan Industries, Inc. (Series B) .................       11.75++   04/01/09       1,009,320
                                                                                                 ------------
                                                                                                    1,979,320
                                                                                                 ------------
                Drugstore Chains (0.2%)
         1,700  Rite Aid Corp. .....................................        7.70     02/15/27       1,190,000
                                                                                                 ------------
                Electric Utilities (0.1%)
            70  CMS Energy Corp. ...................................        7.50     01/15/09          68,337
           585  PG&E National Energy Group .........................       10.375    05/16/11         659,988
                                                                                                 ------------
                                                                                                      728,325
                                                                                                 ------------
                Electronic Components (0.0%)
           115  Flextronics International Ltd. .....................        9.875    07/01/10         119,600
                                                                                                 ------------
                Electronic Distributors (0.2%)
           830  BRL Universal Equipment ............................        8.875    02/15/08         854,900
         5,600  CHS Electronics, Inc. (a) (c) ......................        9.875    04/15/05         112,000
                                                                                                 ------------
                                                                                                      966,900
                                                                                                 ------------
                Electronic Equipment/Instruments (0.1%)
         2,230  High Voltage Engineering, Inc. .....................       10.75     08/15/04         724,750
                                                                                                 ------------
                Engineering and Constructions (0.2%)
           750  Encompass Service Corp. - 144A* ....................       10.50     05/01/09         551,250
         2,600  Metromedia Fiber Network, Inc. (Series B) ..........       10.00     11/15/08         572,000
                                                                                                 ------------
                                                                                                    1,123,250
                                                                                                 ------------
                Environmental Services (0.5%)
           965  Allied Waste North America, Inc. (Series B) ........       10.00     08/01/09         977,063
         1,550  Waste Management, Inc. .............................        7.375    08/01/10       1,657,531
                                                                                                 ------------
                                                                                                    2,634,594
                                                                                                 ------------
                Finance/Rental/Leasing (0.7%)
  EUR    1,210  CIT Group Inc. .....................................        5.50     05/16/05       1,128,131
 $         580  Ford Motor Credit Corp. ............................        7.250    10/25/11         584,026

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                            COUPON    MATURITY
   THOUSANDS                                                             RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------
 $       1,025  Ford Motor Credit Corp. ............................  7.375%     10/28/09    $  1,039,625
           675  Household Finance Corp. ............................  8.00       07/15/10         759,572
                                                                                             ------------
                                                                                                3,511,354
                                                                                             ------------
                Financial Conglomerates (0.7%)
  GBP    2,000  General Electric Capital Corp. .....................  6.25       09/01/09       3,073,801
 $         545  General Motors Acceptance Corp. ....................  8.00       11/01/31         549,647
                                                                                             ------------
                                                                                                3,623,448
                                                                                             ------------
                Food Distributors (0.3%)
         1,300  Volume Services of America Inc. .................... 11.25       03/01/09       1,248,000
                                                                                             ------------
                Food Retail (0.5%)
           695  Albertson's, Inc. ..................................  7.50       02/15/11         770,361
         2,250  Big V Supermarkets, Inc. (Series B) (a) (c) ........ 11.00       02/15/04         337,500
         1,130  Kroger Co. .........................................  6.80       04/01/11       1,205,146
                                                                                             ------------
                                                                                                2,313,007
                                                                                             ------------
                Food: Major Diversified (0.1%)
           705  Kellogg Co. ........................................  6.60       04/01/11         747,430
                                                                                             ------------
                Food: Meat/Fish/Dairy (0.3%)
           775  Michael Foods, Inc. ................................ 11.75       04/01/11         821,500
           755  SmithField Foods Inc. ..............................  7.625      02/15/08         743,675
           125  SmithField Foods Inc. - 144A* ......................  8.00       10/15/09         129,688
                                                                                             ------------
                                                                                                1,694,863
                                                                                             ------------
                Forest Products (0.5%)
           245  Louisiana Pacific Corp. ............................  8.875      08/15/10         227,180
           720  Louisiana Pacific Corp. ............................ 10.875      11/15/08         651,600
         1,485  Tembec Industries Inc. .............................  8.50       02/01/11       1,562,963
                                                                                             ------------
                                                                                                2,441,743
                                                                                             ------------
                Home Building (0.9%)
         1,070  Beazer Homes USA, Inc, .............................  8.625      05/15/11       1,086,050
         1,200  Centex Corp. .......................................  7.875      02/01/11       1,226,044
           930  Schuler Homes - 144A* ..............................  9.375      07/15/09         943,950
         1,300  Toll Corp. .........................................  8.25       02/01/11       1,283,750
                                                                                             ------------
                                                                                                4,539,794
                                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                            COUPON    MATURITY
   THOUSANDS                                                             RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------
                Hospital/Nursing Management (0.4%)
 $      1,275   HCA-The Healthcare Co. .............................  7.875%     02/01/11    $  1,370,625
          645   Tenet Healthcare Corp. - 144A* .....................  6.875      11/15/31         585,725
                                                                                             ------------
                                                                                                1,956,350
                                                                                             ------------
                Hotels/Resorts/Cruiselines (0.2%)
        2,700   Epic Resorts LLC (Series B) (a) (c) ................ 13.00       06/15/05         405,000
          750   HMH Properties, Inc. ...............................  7.875      08/01/08         646,875
                                                                                             ------------
                                                                                                1,051,875
                                                                                             ------------
                Industrial Conglomerates (0.1%)
          565   Honeywell International, Inc. ......................  6.125      11/01/11         572,280
                                                                                             ------------
                Industrial Specialties (0.4%)
        1,100   Cabot Safety Corp. ................................. 12.50       07/15/05       1,045,000
        1,000   International Wire Group, Inc. (Series B) .......... 11.75       06/01/05         870,000
                                                                                             ------------
                                                                                                1,915,000
                                                                                             ------------
                Internet Software/Services (0.2%)
        1,800   Exodus Communications, Inc. (a) (c) ................ 11.625      07/15/10         391,500
        2,715   Globix Corp. ....................................... 12.50       02/01/10         543,000
        1,700   PSINET, Inc. (a) (c) ............................... 11.00       08/01/09         119,000
                                                                                             ------------
                                                                                                1,053,500
                                                                                             ------------
                Investment Banks/Brokers (0.2%)
        1,105   Goldman Sachs Group, Inc. ..........................  6.875      01/15/11       1,165,729
                                                                                             ------------
                Life/Health Insurance (0.2%)
          825   Prudential Financial, Inc. - 144A* .................  8.30       07/01/25         908,994
                                                                                             ------------
                Managed Health Care (0.5%)
        1,845   Aetna Inc. .........................................  7.875      03/01/11       1,877,120
          515   Healthnet Inc. .....................................  8.375      04/15/11         551,007
                                                                                             ------------
                                                                                                2,428,127
                                                                                             ------------
                Media Conglomerates (0.4%)
          600   AOL Time Warner Inc. ...............................  6.75       04/15/11         628,794
          610   Nextmedia Operating Inc. - 144A* ................... 10.75       07/01/11         610,000
          530   Time Warner Co. Inc. ...............................  7.57       02/01/24         550,478
                                                                                             ------------
                                                                                                1,789,272
                                                                                             ------------
                Media Distributors (0.0%)
          195   Amerisource Bergen Corp. - 144A* ...................  8.125      09/01/08         204,750
                                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                                COUPON     MATURITY
   THOUSANDS                                                                 RATE        DATE         VALUE
----------------------------------------------------------------------------------------------------------------
                Medical Specialties (0.0%)
 $      5,100   Mediq Inc./PRN Life Support Services Inc. (a) (c) ..... 11.00 %       06/01/08    $     51,000
                                                                                                  ------------
                Medical/Nursing Services (0.2%)
        1,200   Fresenius Medical Capital Trust .......................  7.875        06/15/11       1,194,000
                                                                                                  ------------
                Motor Vehicles (0.2%)
          450   DaimlerChrysler North America Holdings ................  7.20         09/01/09         451,739
          590   Ford Motor Co. ........................................  7.450        07/16/31         551,645
                                                                                                  ------------
                                                                                                     1,003,384
                                                                                                  ------------
                Movies/Entertainment (0.2%)
          995   Alliance Atlantis Communications Inc. ................. 13.00         12/15/09       1,034,800
                                                                                                  ------------
                Office Equipment/Supplies (0.0%)
        6,890   Mosler, Inc. (a) (c) .................................. 11.00         04/15/03               -
                                                                                                  ------------
                Oil & Gas Drilling (0.0%)
          150   Westport Resources Corp. - 144A* ......................  8.25         11/01/11         150,000
                                                                                                  ------------
                Oil & Gas Production (0.2%)
        1,240   Chesapeake Energy Corp. ...............................  8.125        04/01/11       1,209,000
                                                                                                  ------------
                Oilfield Services/Equipment (0.1%)
          170   Hanover Equipment Trust - 144A* .......................  8.50         09/01/08         177,650
          175   Hanover Equipment Trust - 144A* .......................  8.75         09/01/11         182,000
                                                                                                  ------------
                                                                                                       359,650
                                                                                                  ------------
                Other Consumer Specialties (0.3%)
        1,960   Samsonite Corp. ....................................... 10.75         06/15/08       1,342,600
                                                                                                  ------------
                Other Metals/Minerals (0.2%)
          740   Phelps Dodge Corp. ....................................  8.75         06/01/11         672,471
          380   Murrin Murrin Holdings Property Ltd. ..................  9.375        08/31/07         278,350
                                                                                                  ------------
                                                                                                       950,821
                                                                                                  ------------
                Pharmaceuticals: Major (0.3%)
          825   American Home Products Corp. ..........................  6.70         03/15/11         885,201
          400   Bowater Canada Finance - 144A* ........................  7.95         11/15/11         398,732
                                                                                                  ------------
                                                                                                     1,283,933
                                                                                                  ------------
                Property-Casualty Insurers (0.2%)
          950   Florida Windstorm Underwriting Assoc. - 144A* .........  7.125        02/25/19         991,080
                                                                                                  ------------
                Publishing: Books/Magazine (0.2%)
        1,190   Primedia Inc. .........................................  8.875        05/15/11         963,900
                                                                                                  ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                                   COUPON      MATURITY
   THOUSANDS                                                                    RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                Publishing: Newspapers (0.1%)
 $        275   Belo Corp. ..............................................        8.00 %   11/01/08    $    275,481
                                                                                                      ------------
                Pulp & Paper (0.1%)
          700   Norske Skog - 144A* .....................................        8.625    06/15/11         725,375
                                                                                                      ------------
                Real Estate Development (0.1%)
          785   CB Richard Ellis Services, Inc. - 144A* .................       11.25     06/15/11         667,250
                                                                                                      ------------
                Real Estate Investment Trust (0.3%)
          715   EOP Operating L.P. ......................................        6.763    06/15/07         751,893
          420   Istar Financial Inc. ....................................        8.75     08/15/08         421,107
          380   Simon Property Group LP .................................        6.375    11/15/07         384,038
                                                                                                      ------------
                                                                                                         1,557,038
                                                                                                      ------------
                Recreational Products (0.2%)
        1,000   International Game Technology ...........................        8.375    05/15/09       1,047,500
                                                                                                      ------------
                Restaurants (0.5%)
       48,756   American Restaurant Group Holdings, Inc. - 144A* (d) ....        0.00     12/15/05       2,437,795
        5,200   FRD Acquisition Corp. (Series B) (a) (c) ................       12.50     07/15/04          52,000
                                                                                                      ------------
                                                                                                         2,489,795
                                                                                                      ------------
                Retail - Specialty (0.2%)
        1,300   Pantry, Inc. ............................................       10.25     10/15/07       1,196,000
                                                                                                      ------------
                Semiconductors (0.1%)
          325   Fairchild Semiconductor Corp. ...........................       10.50     02/01/09         331,500
                                                                                                      ------------
                Service to the Health Industry (0.1%)
          500   Anthem Insurance - 144A* ................................        9.125    04/01/10         546,501
                                                                                                      ------------
                Specialty Stores (0.1%)
          430   Autonation, Inc. - 144A* ................................        9.00     08/01/08         423,550
                                                                                                      ------------
                Specialty Telecommunications (1.1%)
        6,500   Birch Telecom Inc. ......................................       14.00     06/15/08       1,300,000
        1,800   DTI Holdings Inc. (Series B) ............................       12.50++   03/01/08         126,000
       16,300   Firstworld Communications, Inc. .........................       13.00++   04/15/08         815,000
        1,000   Intermedia Communication Inc. ...........................       11.25++   07/15/07         990,000
        1,400   McLeodUSA Inc. ..........................................       12.00     07/15/08         364,000
          660   McLeodUSA Inc. ..........................................       11.375    01/01/09         178,200
        1,500   Pac-West Telecommunications Group, Inc. .................       13.50     02/01/09         420,000
        1,050   Primus Telecommunications Group, Inc. ...................       12.75     10/15/09         199,500
        1,875   Primus Telecommunications Group, Inc. (Series B) ........        9.875    05/15/08         356,250

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                             COUPON      MATURITY
   THOUSANDS                                                              RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------
 $        700   Qwest Capital Funding ..............................        7.25 %  02/15/11    $    716,902
          175   Qwest Capital Funding ..............................        7.90    08/15/10         186,573
        3,800   Viatel, Inc. (a) (c) ...............................       11.25    04/15/08           9,500
          800   Viatel, Inc. (a) (c) ...............................       11.50    03/15/09           2,000
                                                                                                ------------
                                                                                                   5,663,925
                                                                                                ------------
                Telecommunication Equipment (0.6%)
        2,500   SBA Communications Corp. ...........................       12.00++  03/01/08       1,750,000
        3,400   Spectrasite Holdings, Inc. .........................       12.00++  07/15/08       1,122,000
        4,570   World Access, Inc. (a) (c) (d) .....................       13.25    01/15/08          45,700
                                                                                                ------------
                                                                                                   2,917,700
                                                                                                ------------
                Telecommunications (1.2%)
        1,500   Covad Communications Group, Inc. (a) (c) ...........       12.50    02/15/09         345,000
        5,900   e. Spire Communications, Inc. (a) (c) ..............       13.75    07/15/07         826,000
        2,590   Focal Communications Corp. (Series B) ..............       12.125++ 02/15/08         699,300
        1,300   Hyperion Telecommunication, Inc. (Series B) ........       12.25    09/01/04         325,000
        1,000   MGC Communications, Inc. ...........................       13.00    04/01/10         150,000
        1,925   NextLink Communications LLC ........................       10.75    06/01/09         385,000
        2,395   NTL Communications Corp. (Series B) ................       11.875   10/01/10       1,389,100
        5,400   Rhythms Netconnections, Inc. (a) (c) ...............       12.75    04/15/09         580,500
        1,200   Startec Global Communications Corp. ................       12.00    05/15/08          48,000
          805   Talton Holdings, Inc. (Series B) ...................       11.00    06/30/07         483,000
          580   WorldCom, Inc. .....................................        8.25    05/15/31         593,894
                                                                                                ------------
                                                                                                   5,824,794
                                                                                                ------------
                Truck/Construction/Farm Machinery (0.3%)
        1,980   J.B. Poindexter & Co., Inc. ........................       12.50    05/15/04       1,603,800
                                                                                                ------------
                Wholesale Distributors (0.1%)
          580   Burhmann US Inc. ...................................       12.25    11/01/09         527,800
                                                                                                ------------
                Wireless Communications (0.4%)
          650   AT&T Wireless Services .............................        7.875   03/01/11         703,318
          680   American Cellular Corp. ............................        9.50    10/15/09         683,400
       21,800   CellNet Data Systems Inc. (a) (c) ..................       14.00++  10/01/07          27,250
        1,000   Globalstar LP/Capital Corp. (c) ....................       10.75    11/01/04          85,000
        1,850   Globalstar LP/Capital Corp. (c) ....................       11.50    06/01/05         157,250
        3,500   Orbcomm Global LP/Capital Corp. (a) (c) ............       14.00    08/15/04          52,500
        5,850   USA Mobile Communications Holdings, Inc. (c) .......       14.00    11/01/04         292,500
        2,255   Winstar Communications, Inc. (a) ...................       14.75++  04/15/10           8,456

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                        COUPON     MATURITY
   THOUSANDS                                                         RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------
 $       2,400  Winstar Communications, Inc. (a) (c) .......... 12.75 %        04/15/10   $     15,000
                                                                                          ------------
                                                                                             2,024,674
                                                                                          ------------
                TOTAL CORPORATE BONDS (Cost $260,776,681) ............................     109,607,353
                                                                                          ------------
                MORTGAGE-BACKED SECURITIES (18.0%)
                Federal Home Loan Mortgage Corp. (0.3%)
         1,181   ..............................................  7.00          06/01/04      1,219,765
           529   ..............................................  8.00          10/01/24        559,446
                                                                                          ------------
                                                                                             1,779,211
                                                                                          ------------
                Federal National Mortgage Assoc. (b) (13.9%)
            16   ..............................................  6.00          04/01/13         16,150
  AUD    8,740   ..............................................  6.50          07/10/02      4,468,722
 $      10,728   ..............................................  6.50          05/01/31     11,033,598
  GBP    4,670   ..............................................  6.875         06/07/02      6,902,235
 $       3,683   ..............................................  7.00         10/01/08-
                                                                               04/01/17      3,842,581
         6,463   ..............................................  7.50          11/01/22      6,765,680
        31,029   ..............................................  8.00         11/01/01-
                                                                               02/01/31     32,778,472
         3,844   ..............................................  8.50          07/01/17      4,080,125
                                                                                          ------------
                                                                                            69,887,563
                                                                                          ------------
                Government National Mortgage Assoc. (3.8%)
         1,268   ..............................................  7.00          03/15/29      1,322,157
        11,193   ..............................................  7.50         05/15/17-
                                                                               07/20/25     11,757,143
         4,965   ..............................................  8.00         04/15/22-
                                                                               03/15/30      5,253,540
           852   ..............................................  8.50          08/15/22        905,203
                                                                                          ------------
                                                                                            19,238,043
                                                                                          ------------
                TOTAL MORTGAGE-BACKED SECURITIES (Cost $89,008,298) ..................      90,904,817
                                                                                          ------------
                U.S. GOVERNMENT AGENCIES & OBLIGATIONS (21.9%)
                Federal Home Loan Banks (2.6%)
         5,000   ..............................................  6.37          09/25/07      5,537,040
         5,000   ..............................................  6.385         10/23/07      5,541,790
         2,000   ..............................................  5.45          01/12/09      2,103,890
                                                                                          ------------
                                                                                            13,182,720
                                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


   PRINCIPAL
   AMOUNT IN                                                            COUPON     MATURITY
   THOUSANDS                                                             RATE        DATE         VALUE
-----------------------------------------------------------------------------------------------------------
                Federal National Mortgage Assoc. (4.8%)
 $     10,300    ................................................... 7.25 %       01/15/10-
                                                                                   05/15/30   $ 12,601,359
        8,800    ................................................... 7.125         01/15/30     10,653,694
        1,000   Principal Strips  .................................. 0.00          02/12/04        929,219
                                                                                              ------------
                                                                                                24,184,272
                                                                                              ------------
       13,475   Financing Corp. (2.3%) ............................. 0.00         03/07/05-
                                                                                   04/06/06     11,610,813
                                                                                              ------------
        2,320   Tennessee Valley Authority (0.5%) .................. 0.00          01/15/03      2,244,458
                                                                                              ------------
                U. S. Treasury Bonds (11.7%)
       14,780    ................................................... 8.75         05/15/20-
                                                                                   08/15/20     21,443,531
       61,500   Principal Strips ................................... 0.00         02/15/06-
                                                                                   11/15/15     37,718,444
                                                                                              ------------
                                                                                                59,161,975
                                                                                              ------------
                TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $102,925,400) .........     110,384,238
                                                                                              ------------
                TOTAL UNITED STATES (Cost $452,710,379)...................................     310,896,408
                                                                                              ------------
                TOTAL GOVERNMENT & CORPORATE BONDS (Cost $657,065,206)....................     478,850,322
                                                                                              ------------

  NUMBER OF
   SHARES
-------------
              COMMON STOCKS (E) (0.1%)
              Apparel/Footwear Retail (0.0%)
  1,310,596   County Seat Stores, Inc. (d) ...............................................          11,795
                                                                                              ------------
              Casino/Gambling (0.0%)
     10,773   Fitzgerald Gaming Corp. (Class D) ..........................................              11
                                                                                              ------------
              Food: Specialty/Candy (0.0%)
      2,423   SFAC New Holdings Inc.* (d) ................................................             606
        445   SFFB Holdings Inc. (d) .....................................................               4
    198,750   Specialty Foods Acquisition Corp. - 144A* ..................................           1,988
                                                                                              ------------
                                                                                                     2,598
                                                                                              ------------
              Medical/Nursing Services (0.0%)
    512,862   Raintree Healthcare Corp. (d) ..............................................           4,616
                                                                                              ------------
              Restaurants (0.0%)
      6,000   American Restaurant Group Holdings, Inc. - 144A* ...........................           1,500
                                                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


 NUMBER OF
  SHARES                                                                      VALUE
----------------------------------------------------------------------------------------
           Specialty Telecommunications (0.0%)
  37,335   Versatel Telecom International NV (Netherlands) ............   $     37,335
  20,110   World Access, Inc. (d) .....................................            141
                                                                          ------------
                                                                                37,476
                                                                          ------------
           Telecommunications (0.1%)
 510,859   Focal Communications .......................................        265,646
                                                                          ------------
           Telecommunications Equipment (0.0%)
 196,000   FWT, Inc. (Class A) (d) ....................................          1,960
                                                                          ------------
           Textiles (0.0%)
 298,462   United States Leather, Inc. (d) ............................          2,985
                                                                          ------------
           Wireless Communications (0.0%)
 911,169   Arch Wireless, Inc. ........................................         30,068
  43,277   Vast Solutions, Inc. (Class B1) (d) ........................            433
  43,277   Vast Solutions, Inc. (Class B2) (d) ........................            433
  43,277   Vast Solutions, Inc. (Class B3) (d) ........................            433
                                                                          ------------
                                                                                31,367
                                                                          ------------
           TOTAL COMMON STOCKS (Cost $57,469,329)......................        359,954
                                                                          ------------
           CONVERTIBLE PREFERRED STOCKS (0.0%)
           Oil & Gas Production
     989   XCL Ltd.+ - 144A* ..........................................            495
   5,000   XCL Ltd. (Units)# - 144A* ..................................          2,500
                                                                          ------------
           TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,000,778)........          2,995
                                                                          ------------
           NON-CONVERTIBLE PREFERRED STOCKS (1.1%)
           Broadcasting (0.2%)
     107   Paxson Communications ......................................        952,300
                                                                          ------------
           Cellular Telephone (0.1%)
     229   Dobson Communication Corp. (Series A) ......................        233,580
   1,051   Nextel Communications, Inc. (Series D) .....................        457,259
                                                                          ------------
                                                                               690,839
                                                                          ------------
           Electric Utilities (0.2%)
   1,109   TNP Enterprises, Inc. ......................................      1,186,630
                                                                          ------------
           Publishing: Books/Magazine (0.0%)
     975   Primedia Inc. (Series D) ...................................         47,775
                                                                          ------------
           Restaurants (0.1%)
   2,395   American Restaurant Group Holdings, Inc. (Series B)+........        239,550
                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


  NUMBER OF
   SHARES                                                                        VALUE
-------------------------------------------------------------------------------------------
             Specialty Telecommunications (0.2%)
     1,085   Broadwing Communications, Inc. (Series B) ..................    $    716,100
    26,780   XO Communications, Inc. ....................................         107,122
                                                                             ------------
                                                                                  823,222
                                                                             ------------
             Telecommunications Equipment (0.3%)
 2,244,200   FWT, Inc. (Series A) (d) ...................................       1,458,730
                                                                             ------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,195,338)...       5,399,046
                                                                             ------------


 NUMBER OF                                                     EXPIRATION
  WARRANTS                                                        DATE
-----------                                                   -----------
            WARRANTS (E) (0.0%)
            Aerospace & Defense (0.0%)
    1,000   Sabreliner Corp. - 144A* ......................    04/15/03      $     10,000
                                                                             ------------
            Broadcasting (0.0%)
    4,000   UIH Australia/Pacific Inc. ....................    05/15/06             1,000
      800   XM Satellite Radio Holdings Inc. - 144A* ......    03/15/10               200
                                                                             ------------
                                                                                    1,200
                                                                             ------------
            Cable/Satellite TV (0.0%)
      965   ONO Finance PLC (Rights) - 144A* ..............    02/15/11            38,600
                                                                             ------------
            Casino/Gambling (0.0%)
   68,000   Aladdin Gaming Enterprises, Inc. - 144A* ......    03/01/10               680
    3,250   Resort at Summerlin - 144A* ...................    12/15/07                33
                                                                             ------------
                                                                                      713
                                                                             ------------
            Cellular Telephone (0.0%)
    5,300   McCaw International Ltd. - 144A* ..............    04/15/07                53
                                                                             ------------
            Electric Utilities (0.0%)
      965   TNP Enterprises Inc. - 144A* ..................    04/01/11            28,950
                                                                             ------------
            Hotels/Resorts (0.0%)
    2,700   Epic Resorts LLC/Capital - 144A* ..............    06/15/05                27
                                                                             ------------
            InternetSoftware/Services (0.0%)
   16,300   Verado Holdings Inc. - 144A* ..................    04/15/08               163
                                                                             ------------
            Restaurants (0.0%)
    1,500   American Restaurant Group Holdings, Inc. - 144A*   08/15/08                15
                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED


 NUMBER OF                                                               EXPIRATION
 WARRANTS                                                                  DATE                 VALUE
--------------------------------------------------------------------------------------------------------
           Specialty Telecommunications (0.0%)
   6,500   Birch Telecom Inc. - 144A* ................................    06/15/08         $         65
   3,520   GT Group Telecom Inc. - 144A* (Canada) ....................    02/01/10               17,600
                                                                                           ------------
                                                                                                 17,665

                                                                                           ------------
           Telecommunications (0.0%)

   1,200   Startec Global Communications Corp. - 144A* ...............    05/15/08                   12
                                                                                           ------------
           Total Warrants (Cost $441,160) ........................................               97,398
                                                                                           ------------


 PRINCIPAL
 AMOUNT IN                                                         COUPON      MATURITY
 THOUSANDS                                                          RATE         DATE
-----------                                                     ------------ ------------
            SHORT-TERM INVESTMENTS (0.9%)
            U.S. GOVERNMENT OBLIGATION (0.0%)
   $  250   U.S. Treasury Bill (Cost $249,781) ................ 2.25 %        11/15/01     $    249,781
                                                                                           ------------
            REPURCHASE AGREEMENTS (0.9%)
    2,721   Joint repurchase agreement account (dated 10/31/01;
              proceeds $2,721,197) (f)
              (Cost $2,721,000) ............................... 2.607         11/01/01        2,721,000
                                                                                           ------------
    1,753   The Bank of New York (dated 10/31/01;
              proceeds $1,752,695) (g)
              (Cost $1,752,573) ............................... 2.50          11/01/01        1,752,573
                                                                                           ------------
            TOTAL REPURCHASE AGREEMENTS (Cost $4,473,573).................                    4,473,573
                                                                                           ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $4,723,354) ...............                    4,723,354
                                                                                           ------------
            TOTAL INVESTMENTS (Cost $736,895,165) (h).....................     97.0%        489,433,069
            OTHER ASSETS IN EXCESS OF LIABILITIES ........................      3.0          15,021,966
                                                                                           ------------
            NET ASSETS ...................................................    100.0%       $504,455,035
                                                                                           ============

------------
 *   Resale is restricted to qualified institutional investors.
 # Consists of one or more class of securities traded together as a unit; stocks or bonds with attached warrants.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)  Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c)  Non-income producing security; bond in default.
(d)  Acquired through exchange offer.
(e)  Non-income producing securities.
(f)  Collateralized by federal agency and U.S. Treasury obligations.
(g) Collateralized by $1,355,639 U.S. Treasury Note 7.50% due 11/15/16 valued at $1,787,629.
(h) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,216,744 and the aggregate gross unrealized depreciation is $265,678,840, resulting in net unrealized depreciation of $247,462,096.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2001 CONTINUED

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2001:


   NUMBER OF    LONG/            DESCRIPTION, DELIVERY            UNDERLYING FACE    UNREALIZED
   CONTRACTS    SHORT                MONTH AND YEAR               AMOUNT AT VALUE    GAIN/LOSS
------------------------------------------------------------------------------------------------
   75            Long  US Treasury Note 5 Year, December 2001    $ 8,239,454       $  88,763
   60            Long  US Treasury Note 2 Year, December 2001     12,732,187         151,743
 (207)          Short  US Treasury Note 10 Year, December 2001   (23,083,735)       (534,906)
  (21)          Short  US Treasury Bond, December 2001            (2,319,188)       (121,147)
                                                                                   ---------
Net unrealized loss ............................................................   $(415,547)
                                                                                   =========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2001:


        CONTRACTS           IN EXCHANGE    DELIVERY     UNREALIZED
       TO DELIVER               FOR          DATE      APPRECIATION
-------------------------------------------------------------------
   EUR     3,650,000        $3,292,300    02/01/2002    $16,340
   NOK    88,240,000        $9,904,702    01/18/2002     82,527
                                                        -------
 Total unrealized appreciation ....................     $98,867
                                                        =======


Currency Abbreviations:
-----------------------
 AUD   Australian Dollar.
 CAD   Canadian Dollar.
 DKK   Danish Krone.
 EUR   Euro.
 GBP   British Pound.
 NOK   Norwegian Krone.
 SEK   Swedish Krone.


                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:
Investments in securities, at value
 (cost $736,895,165) .....................................................    $  489,433,069
Unrealized appreciation on open forward foreign currency contracts .......            98,867
Cash (including foreign currency of $120,497) ............................         3,413,383
Receivable for:
  Interest ...............................................................         9,708,860
  Investments sold .......................................................         7,748,152
  Shares of beneficial interest sold .....................................           431,829
  Compensated forward foreign currency contracts .........................            23,971
Prepaid expenses and other assets ........................................            49,279
                                                                              --------------
  TOTAL ASSETS ...........................................................       510,907,410
                                                                              --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased ..............................         2,809,163
  Investments purchased ..................................................         2,325,845
  Compensated forward foreign currency contracts .........................           371,939
  Distribution fee  ......................................................           367,481
  Investment management fee ..............................................           183,193
Variation margin payable .................................................           184,033
Accrued expenses and other payables  .....................................           210,721
                                                                              --------------
  TOTAL LIABILITIES ......................................................         6,452,375
                                                                              --------------
  NET ASSETS .............................................................    $  504,455,035
                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................    $  850,192,914
Net unrealized depreciation ..............................................      (247,760,196)
Dividends in excess of net investment income .............................        (4,345,185)
Accumulated net realized loss  ...........................................       (93,632,498)
                                                                              --------------
  NET ASSETS .............................................................    $  504,455,035
                                                                              ==============
CLASS A SHARES:
Net Assets ...............................................................    $   29,769,462
Shares Outstanding (unlimited authorized, $.01 par value) ................         4,883,316
  NET ASSET VALUE PER SHARE ..............................................             $6.10
                                                                                       =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 4.44% of net asset value) ........................             $6.37
                                                                                       =====
CLASS B SHARES:
Net Assets ...............................................................      $454,883,225
Shares Outstanding (unlimited authorized, $.01 par value) ................        74,555,238
  NET ASSET VALUE PER SHARE ..............................................             $6.10
                                                                                       =====
CLASS C SHARES:
Net Assets ...............................................................       $12,753,598
Shares Outstanding (unlimited authorized, $.01 par value) ................         2,092,616
  NET ASSET VALUE PER SHARE ..............................................             $6.09
                                                                                       =====
CLASS D SHARES:
Net Assets ...............................................................        $7,048,750
Shares Outstanding (unlimited authorized, $.01 par value) ................         1,153,256
  NET ASSET VALUE PER SHARE ..............................................             $6.11
                                                                                       =====

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended October 31, 2001


NET INVESTMENT INCOME:
INCOME
Interest .................................................................................    $  53,043,398
Dividends ................................................................................           44,000
                                                                                              -------------
  TOTAL INCOME ...........................................................................       53,087,398
                                                                                              -------------

EXPENSES
Distribution fee (Class A shares) ........................................................           55,913
Distribution fee (Class B shares) ........................................................        4,342,636
Distribution fee (Class C shares) ........................................................          109,506
Investment management fee  ...............................................................        2,226,716
Transfer agent fees and expenses .........................................................          601,361
Shareholder reports and notices ..........................................................          107,584
Registration fees  .......................................................................           96,870
Professional fees  .......................................................................           78,376
Custodian fees ...........................................................................           63,923
Trustees' fees and expenses  .............................................................           15,527
Other ....................................................................................           32,279
                                                                                              -------------
  TOTAL EXPENSES .........................................................................        7,730,691

Less: amounts waived .....................................................................          (90,000)
                                                                                              -------------
  NET EXPENSES ...........................................................................        7,640,691
                                                                                              -------------
  NET INVESTMENT INCOME ..................................................................       45,446,707
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments ............................................................................      (56,843,073)
  Futures contracts ......................................................................          407,701
  Foreign exchange transactions  .........................................................       (2,908,524)
                                                                                              -------------
  NET LOSS ...............................................................................      (59,343,896)
                                                                                              -------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................      (18,339,851)
  Futures contracts ......................................................................         (415,547)
  Translation of forward foreign currency contracts, other assets and liabilities
    denominated in foreign currencies ....................................................          807,826
                                                                                              -------------
  NET DEPRECIATION .......................................................................      (17,947,572)
                                                                                              -------------
  NET LOSS ...............................................................................      (77,291,468)
                                                                                              -------------
NET DECREASE .............................................................................    $ (31,844,761)
                                                                                              =============

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                            FOR THE YEAR       FOR THE YEAR
                                                                                                ENDED             ENDED
                                                                                          OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                         ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................................................    $ 45,446,707       $ 65,148,588
Net realized loss ......................................................................     (59,343,896)       (30,585,523)
Net change in unrealized depreciation ..................................................     (17,947,572)       (84,332,489)
                                                                                            ------------       ------------
  NET DECREASE .........................................................................     (31,844,761)       (49,769,424)
                                                                                            ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A shares .......................................................................      (1,321,334)        (1,450,663)
  Class B shares .......................................................................     (23,447,359)       (52,380,875)
  Class C shares .......................................................................        (638,996)        (1,259,557)
  Class D shares .......................................................................        (205,884)          (194,544)
Paid-in-capital:
  Class A shares .......................................................................        (960,700)          (131,489)
  Class B shares .......................................................................     (17,047,827)        (4,747,855)
  Class C shares .......................................................................        (464,594)          (114,168)
  Class D shares .......................................................................        (149,692)           (17,634)
                                                                                            ------------       ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................................     (44,236,386)       (60,296,785)
                                                                                            ------------       ------------
Net decrease from transactions in shares of beneficial interest ........................     (14,080,831)      (197,194,430)
                                                                                            ------------       ------------
  NET DECREASE .........................................................................     (90,161,978)      (307,260,639)

NET ASSETS:
Beginning of period ....................................................................     594,617,013        901,877,652
                                                                                            ------------       ------------
END OF PERIOD
(Including dividends in excess of net investment income of $4,345,185 and $3,126,277,
respectively.) .........................................................................    $504,455,035       $594,617,013
                                                                                            ============       ============

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Diversified Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Diversified Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seek to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service;

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED

and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager agreed to waive $90,000 in expenses as part of its acquisition of Morgan Stanley Dean Witter World Wide Income Trust ("World Wide") (See Note 8).

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc., (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED

Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $21,360,500 at October 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.79%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,600, $1,071,100 and $5,000, respectively and received approximately $43,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2001 aggregated $572,800,927 and $572,173,245, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $208,624,810 and $201,683,078, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $11,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED


retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,260. At October 31, 2001, the Fund had an accrued pension liability of $84,863 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                FOR THE YEAR                       FOR THE YEAR
                                                                   ENDED                              ENDED
                                                              OCTOBER 31, 2001                   OCTOBER 31, 2000
                                                     ---------------------------------- ----------------------------------
                                                          SHARES            AMOUNT            SHARES            AMOUNT
                                                     ---------------- -----------------  ---------------- -----------------
CLASS A SHARES
Sold ...............................................     24,119,959    $  159,314,740        16,027,157    $  121,559,975
Reinvestment of dividends and distributions ........        148,935           937,006            78,885           604,053
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................      3,638,880        23,497,752                 -                 -
Redeemed ...........................................    (24,935,950)     (163,827,889)      (16,870,559)     (128,128,766)
                                                        -----------    --------------       -----------    --------------
Net increase (decrease) - Class A ..................      2,971,824        19,921,609          (764,517)       (5,964,738)
                                                        -----------    --------------       -----------    --------------

CLASS B SHARES
Sold ...............................................     25,354,450       165,232,153        30,585,618       235,249,712
Reinvestment of dividends and distributions ........      2,550,495        16,390,453         3,104,016        23,959,224
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................      6,442,147        41,635,044                 -                 -
Redeemed ...........................................    (40,838,471)     (263,689,883)      (57,995,493)     (448,750,812)
                                                        -----------    --------------       -----------    --------------
Net decrease - Class B .............................     (6,491,379)      (40,432,233)      (24,305,859)     (189,541,876)
                                                        -----------    --------------       -----------    --------------

CLASS C SHARES
Sold ...............................................      2,285,325        15,308,131         1,559,481        11,632,644
Reinvestment of dividends and distributions ........         87,763           562,685            92,656           709,891
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................        148,730           959,611                 -                 -
Redeemed ...........................................     (2,483,869)      (16,469,257)       (1,984,780)      (14,956,054)
                                                        -----------    --------------       -----------    --------------
Net increase (decrease) - Class C ..................         37,949           361,170          (332,643)       (2,613,519)
                                                        -----------    --------------       -----------    --------------

CLASS D SHARES
Sold ...............................................      2,152,530        13,440,047         6,633,983        53,098,178
Reinvestment of dividends and distributions ........         33,204           209,002            14,355           111,419
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................      1,113,962         7,209,129                 -                 -
Redeemed ...........................................     (2,360,163)      (14,789,555)       (6,562,867)      (52,283,894)
                                                        -----------    --------------       -----------    --------------
Net increase - Class D .............................        939,533         6,068,623            85,471           925,703
                                                        -----------    --------------       -----------    --------------
Net decrease in Fund ...............................     (2,542,073)   $  (14,080,831)      (25,317,548)   $ (197,194,430)
                                                        ===========    ==============       ===========    ==============

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED


6. FEDERAL INCOME TAX STATUS

At October 31, 2001, the Fund had a net capital loss carryover of approximately $94,019,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:


                                      AMOUNT IN THOUSANDS
------------------------------------------------------------------------------------------------
   2002        2003        2004        2005        2006        2007         2008         2009
---------   ---------   ---------   ---------   ---------   ----------   ----------   ----------
$3,024       $3,892      $2,953      $7,131      $7,532      $10,929      $18,698      $39,860
======       ======      ======      ======      ======      =======      =======      =======

Due to the Fund's acquisition of Morgan Stanley Dean Witter World Wide Income Trust, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to interest on bonds in default and permanent book/tax differences primarily attributable to foreign currency losses and expired capital loss carryovers. To reflect reclassifications arising from the permanent differences, dividends in excess of net investment income was charged $21,005,065, paid-in-capital was charged $10,977,160 and accumulated net realized loss was charged $31,982,295.

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2001, there were outstanding forward and futures contracts.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2001 CONTINUED

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

On April 9, 2001, the Fund acquired all the net assets of World Wide based on the respective valuations as of the close of business on April 6, 2001 pursuant to a plan of reorganization approved by the shareholders of World Wide on March 27, 2001. The acquisition was accomplished by a tax-free exchange of 3,638,880 Class A shares of the Fund at a net asset value of $6.46 per share for 3,198,254 shares of World Wide; 6,442,147 Class B shares of the Fund at a net asset value of $6.46 per share for 5,654,385 Class B shares of World Wide; 148,730 Class C shares of the Fund at a net asset value of $6.45 per share for 130,518 Class C shares of World Wide; and 1,113,962 Class D shares of the Fund at a net asset value of $6.47 per share for 977,929 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $531,425,562 and $73,301,536, respectively, including unrealized depreciation of $7,266,202 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $604,727,098.

9. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in an adjustment to cost of securities and a corresponding adjustment to undistributed net investment income based on securities held as of October 31, 2001.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                                    FOR THE YEAR ENDED OCTOBER 31,                 JULY 28, 1997*
                                                      ---------------------------------------------------------        THROUGH
                                                        2001              2000           1999           1998      OCTOBER 31, 1997
                                                     ----------        ----------     ----------      ---------   -----------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............     $ 6.97            $ 8.16         $ 9.01         $ 9.46          $ 9.40
                                                       ------            ------         ------         ------          ------
Income (loss) from investment operations:
 Net investment income ...........................       0.56              0.72           0.74           0.74            0.22
 Net realized and unrealized gain (loss) .........      (0.88)            (1.23)         (0.87)         (0.46)           0.04
                                                       ------            ------         ------         ------          ------
Total income (loss) from investment operations....      (0.32)            (0.51)         (0.13)          0.28            0.26
                                                       ------            ------         ------         ------          ------
Less dividends and distributions from:
 Net investment income ...........................      (0.32)            (0.62)         (0.63)         (0.70)          (0.20)
 Paid-in-capital .................................      (0.23)            (0.06)         (0.09)         (0.03)             --
                                                       ------            ------         ------         ------          ------
Total dividends and distributions ................      (0.55)            (0.68)         (0.72)         (0.73)          (0.20)
                                                       ------            ------         ------         ------          ------
Net asset value, end of period ...................     $ 6.10            $ 6.97         $ 8.16         $ 9.01          $ 9.46
                                                       ======            ======         ======         ======          ======
TOTAL RETURN+ ....................................      (4.62)%           (6.66)%        (1.61)%         2.86%           2.74%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................       0.76%(3)(4)       0.73%(3)       0.72%(3)       0.77%(3)        0.85%(2)
Net investment income ............................       8.78%(3)(4)       9.28%(3)       8.56%(3)       7.94%(3)        8.98%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........    $29,769           $13,318        $21,828        $15,130          $4,933
Portfolio turnover rate ..........................        110%               40%            71%           130%            104%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                      --------------------------------------------------------------------------
                                                         2001             2000           1999             1998           1997*
                                                      ----------       ----------     ----------       ----------     ----------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............      $ 6.98           $ 8.16         $ 9.01           $ 9.46         $ 9.78
                                                        ------           ------         ------           ------         ------
Income (loss) from investment operations:
 Net investment income ...........................        0.53             0.67           0.68             0.68           0.74
 Net realized and unrealized loss ................       (0.90)           (1.22)         (0.87)           (0.46)         (0.15)
                                                        ------           ------         ------           ------         ------
Total income (loss) from investment operations....       (0.37)           (0.55)         (0.19)            0.22           0.59
                                                        ------           ------         ------           ------         ------
Less dividends and distributions from:
 Net investment income ...........................       (0.30)           (0.58)         (0.58)           (0.65)         (0.91)
 Paid-in-capital .................................       (0.21)           (0.05)         (0.08)           (0.02)            --
                                                        ------           ------         ------           ------         ------
Total dividends and distributions ................       (0.51)           (0.63)         (0.66)           (0.67)         (0.91)
                                                        ------           ------         ------           ------         ------
Net asset value, end of period ...................      $ 6.10           $ 6.98         $ 8.16           $ 9.01          $ 9.46
                                                        ======           ======         ======           ======          ======
TOTAL RETURN+ ....................................       (5.37)%          (7.24)%        (2.14)%           2.23%          6.46%

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................        1.41%            1.38%          1.38%            1.38%(1)       1.40%
Net investment income ............................        8.13%            8.63%          7.90%            7.33%(1)       7.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........    $454,883         $565,493       $859,553       $1,024,021       $915,899
Portfolio turnover rate ..........................         110%              40%            71%             130%           104%

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                             FOR THE PERIOD
                                                            FOR THE YEAR ENDED OCTOBER 31,                   JULY 28, 1997*
                                                     -------------------------------------------------          THROUGH
                                                        2001         2000         1999         1998         OCTOBER 31, 1997
                                                     ----------   ----------   ----------   ----------    --------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $ 6.97       $ 8.15       $ 9.00       $ 9.45            $ 9.40
                                                       ------       ------       ------       ------            ------
Income (loss) from investment operations:
 Net investment income ..........................        0.53         0.67         0.68         0.68              0.20
 Net realized and unrealized gain (loss) ........       (0.90)       (1.22)       (0.87)       (0.46)             0.04
                                                       ------       ------       ------       ------            ------
Total income (loss) from investment operations...       (0.37)       (0.55)       (0.19)        0.22              0.24
                                                       ------       ------       ------       ------            ------

Less dividends and distributions from:
 Net investment income ..........................       (0.30)       (0.58)       (0.58)       (0.65)            (0.19)
 Paid-in-capital ................................       (0.21)       (0.05)       (0.08)       (0.02)               --
                                                       ------       ------       ------       ------            ------
Total dividends and distributions ...............       (0.51)       (0.63)       (0.66)       (0.67)            (0.19)
                                                       ------       ------       ------       ------            ------
Net asset value, end of period ..................      $ 6.09       $ 6.97       $ 8.15       $ 9.00            $ 9.45
                                                       ======       ======       ======       ======            ======
Total Return+ ...................................       (5.38)%      (7.12)%      (2.25)%       2.26%             2.52%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................        1.35%        1.38%        1.38%        1.38%(3)          1.44%(2)
Net investment income ...........................        8.19%        8.63%        7.90%        7.33%(3)          8.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $12,754      $14,313      $19,450      $15,659            $3,773
Portfolio turnover rate .........................         110%          40%          71%         130%              104%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                                                                 FOR THE PERIOD
                                                                     FOR THE YEAR ENDED OCTOBER 31,              JULY 28, 1997*
                                                    --------------------------------------------------------        THROUGH
                                                       2001             2000          1999           1998       OCTOBER 31, 1997
                                                    ----------       ----------    ----------     ----------   ------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............    $ 6.99           $ 8.15        $ 9.00         $ 9.45           $ 9.40
                                                      ------           ------        ------         ------           ------
Income (loss) from investment operations:
 Net investment income ...........................      0.56             0.72          0.76           0.76             0.23
 Net realized and unrealized gain (loss) .........     (0.87)           (1.19)        (0.88)         (0.46)            0.02
                                                      ------           ------        ------         ------           ------
Total income (loss) from investment operations....     (0.31)           (0.47)        (0.12)          0.30             0.25
                                                      ------           ------        ------         ------           ------
Less dividends and distributions from:
 Net investment income ...........................     (0.33)           (0.63)        (0.64)         (0.72)           (0.20)
 Paid-in-capital .................................     (0.24)           (0.06)        (0.09)         (0.03)              --
                                                      ------           ------        ------         ------           ------
Total dividends and distributions ................     (0.57)           (0.69)        (0.73)         (0.75)           (0.20)
                                                      ------           ------        ------         ------           ------
Net asset value, end of period ...................    $ 6.11           $ 6.99        $ 8.15         $ 9.00           $ 9.45
                                                      ======           ======        ======         ======           ======
TOTAL RETURN+ ....................................     (4.56)%          (6.20)%       (1.42)%         3.21%            2.69%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................      0.56%(3)(4)      0.53%(3)      0.53%(3)       0.53%(3)         0.59%(2)
Net investment income ............................      8.98%(3)(4)      9.48%(3)      8.75%(3)       8.18%(3)         9.26%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........    $7,049           $1,493        $1,046           $740              $99
Portfolio turnover rate ..........................       110%              40%           71%           130%             104%

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MORGAN STANLEY DIVERSIFIED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Diversified Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Diversified Income Trust, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Diversified Income Trust as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 12, 2001

--------------------------------------------------------------------------------
                      2001 Federal Tax Notice (unaudited)

     Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2001, 9.03% was attributable to qualifying
     Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
--------------------------------------------------------------------------------

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













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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

Stephen F. Esser
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]
[GRAPHIC OMITTED]


MORGAN STANLEY
DIVERSIFIED
INCOME TRUST


ANNUAL REPORT
OCTOBER 31, 2001